UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:1/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AdvisorOne Funds

Schedule of Investments- Amerigo Fund
January 31, 2005 (Unaudited)

	Shares	Market Value
Common Stocks-2.41%
Diversified Companies-2.41%
Berkshire Hathaway, Inc- Class A*	78	$ 7,012,200
Total Common Stocks (cost $7,086,249)		7,012,200

Equity Funds-92.81%
Emerging Markets-13.39%
iShares MSCI Emerging Markets Index Fund	194,000	38,951,320

International Equity-18.13%
iShares MSCI EAFE Index Fund	199,700	31,392,840
iShares MSCI Pacific ex-Japan Index Fund	145,000	13,006,500
iShares MSCI Spain Index Fund	134,400	4,667,712
iShares S&P Global 100 Index Fund	61,000	3,672,200
		52,739,252
Large Cap Blend-23.21%
Consumer Staples Select Sector SPDR Fund	850,000	19,847,500
iShares Morningstar Large Core Index Fund	94,000	5,983,100
iShares S&P 100 Index Fund	207,000	11,666,520
iShares S&P 500 Index Fund	119,200	14,100,168
SPDR Trust Series 1	135,000	15,951,600
		67,548,888
Large Cap Value-13.83%
iShares Russell 1000 Value Index Fund	617,300	40,254,133

Mid Cap Blend-3.17%
iShares Morningstar Mid Core Index Fund	142,000	9,212,960

Mid Cap Growth-10.20%
iShares Russell Midcap Growth Index Fund	361,400	29,670,940

Speciality-10.88%
iShares Dow Jones US Healthcare Sector Index Fund	274,000	15,615,260
iShares Dow Jones US Transportation Index Fund	248,000	16,053,040
		31,668,300

Total Equity Funds (cost $244,476,304)		270,045,793

AdvisorOne Funds

Schedule of Investments- Amerigo Fund (Continued)
January 31, 2005 (Unaudited)

	Shares	Market Value
Money Market Funds-4.93%
Goldman Sachs Prime Obligations Fund	5,067,570	$ 5,067,570
Milestone Treasury Obligation Portfolio- Institutional Class	9,291,067	9,291,067
Total Money Market Funds (cost $14,358,637)		14,358,637

Total Investments (cost $265,921,190)-100.15%		$ 291,416,630
Other Assets less Liabilities-(0.15)%		(447,709)
NET ASSETS-100.00%		$ 290,968,921

*Non-income producing security
EAFE- Europe, Australiasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost.		$ 26,263,570
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value.		(768,130)
Net unrealized appreciation		$ 25,495,440

AdvisorOne Funds

Schedule of Investments- Clermont Fund
January 31, 2005 (Unaudited)

	Shares	Market Value
Common Stocks-1.28%
Diversified Companies-1.28%
Berkshire Hathaway, Inc- Class A*	13	$ 1,168,700
Total Common Stocks (cost $1,135,236)		1,168,700

Bond Funds-29.37%
iShares IBOXX Liquid Corporates	16,200	2,698,712
iShares Lehman Aggregate Bond Fund	14,330	1,474,557
iShares Lehman 1-3 Year Treasury Bond Fund	240,000	19,536,000
Van Kampen Senior Income Trust	361,000	3,100,990
Total Bond Funds (cost $26,432,332)		26,810,259

Equity Funds-48.74%
International Equity-12.46%
iShares MSCI EAFE Index Fund	67,000	10,532,400
iShares S&P Global 100 Index Fund	14,000	842,800
		11,375,200
Large Cap Blend-13.14%
iShares Morningstar Large Core Index Fund	65,000	4,137,250
iShares S&P 100 Index Fund	90,000	5,072,400
iShares S&P 500 Index Fund	23,500	2,779,815
		11,989,465
Large Cap Value-5.22%
iShares Russell 1000 Value Index Fund	73,000	4,760,330

Mid Cap Blend-5.19%
iShares Morningstar Mid Core Index Fund	73,000	4,736,240

Mid Cap Growth-2.70%
iShares Russell Midcap Growth Index Fund	30,000	2,463,000

Mid Cap Value-6.91%
iShares Dow Jones Select Dividend Index Fund	106,000	6,311,240

Speciality-3.12%
iShares Dow Jones US Healthcare Sector Index Fund	50,000	2,849,500

Total Equity Funds (cost $39,836,108)		44,484,975

AdvisorOne Funds

Schedule of Investments- Clermont Fund (Continued)
January 31, 2005 (Unaudited)

	Principal	Market Value
U.S. Treasury Bonds-5.85%
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	$4,605,086	$ 4,829,586
U.S. Treasury TIP Bond, 3.625%, due 1/15/08	472,896	509,582
Total U.S. Treasury Bonds (cost $5,526,052)		5,339,168

Money Market Funds-14.91%	Shares
Goldman Sachs Prime Obligation Fund	5,090,260	5,090,260
Milestone Treasury Obligation Portfolio- Institutional Class	8,518,583	8,518,583
Total Money Market Funds (cost $13,608,843)		13,608,843

Total Investments (cost $86,538,571)-100.15%		$ 91,411,945
Other Assets less Liabilities-(0.15)%		(133,531)
NET ASSETS-100.00%		$ 91,278,414

* Non-income producing security
EAFE- Europe, Australiasia, Far East
MSCI- Morgan Stanley Capital International
TIP- Treasury Inflation Protected

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost.		$ 5,356,275
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value.		(482,901)
Net unrealized appreciation		$ 4,873,374

Dunham Short-Term Bond Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Interest	Maturity	Market
Security	Shares	Rate	Date	Value

ASSET-BACKED SECURITIES - 14.14%

Agricultural Machinery - 1.19%
Caterpillar Financial Asset Trust Series 2004-A A3	600,000	3.130%	01/26/09	$ 596,154

Automobiles - 3.14%
Americredit Automobile Receivables Trust Series 2005-AX A3	625,000	3.630%	01/06/10	624,883
Ford Credit Auto Owner Trust Series 2005-A B	250,000	3.880%	01/15/10	249,299
GE Dealer Floor Plan Master Series 2004-2 A	700,000	2.580%	07/20/09	701,098
				1,575,280
Banks - 2.83%
Bank One Issuance Trust Series 2004-B2	250,000	4.370%	04/15/12	252,273
Citibank Credit Card Issuance Trust Series 2004-A1	850,000	2.550%	01/20/09	833,495
Fifth Third Auto Trust Series 2004-A A3	335,000	3.190%	02/20/08	333,354
				1,419,122
Construction Services - 1.00%
Centex Home Equity Series 2003-C AF3	500,000	3.690%	03/25/28	499,655

Financial Services - 1.98%
CIT Equipment Collateral Series 2004-VT1 A3	600,000	2.200%	03/20/08	591,895
Countrywide Asset-Backed Certificates Series 2004-7 AF3	400,000	3.903%	01/25/31	399,194
				991,089
Miscellaneous - 2.23%
Household Private Label Credit Master Note Series 2002-1 A	500,000	5.500%	01/18/11	517,722
Residential Asset Mortgage Products Inc. Series 2004-RS12 AI3	600,000	3.981%	04/25/29	596,129
				1,113,851
Mortgage Banks - 0.85%
Structured Asset Securities Corp. Series 2005-WF1 A2	425,000	2.730%	02/25/35	425,000

Trucks - 0.92%
Ryder Vehicle Lease Trust Series 1999-A A5	454,522	7.130%	10/16/06	459,987

TOTAL ASSET-BACKED SECURITIES
(Cost - $ 7,088,834)				7,080,138

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.02%

Banks - 0.98%
Banc of America Commercial Mortgage Inc. Series 2004-2 A2	500,000	3.520%	11/10/38	489,708

U.S. Government Agency - 6.59%
Fannie Mae Series 2003-69 GJ	506,533	3.500%	12/25/31	488,603
Freddie Mac Series 2866 TG	675,403	4.500%	07/15/27	671,814
Fannie Mae Series 2003-34 GT	500,000	4.000%	01/25/27	494,496
Fannie Mae Series 2003-62 OD	250,000	3.500%	04/25/26	242,665
Fannie Mae Series 2003-32 PE	500,000	4.000%	03/25/26	493,211
Fannie Mae Series 2003-52 KR	371,000	3.500%	07/25/17	361,748
Freddie Mac Series 2672 HA	549,262	4.000%	09/15/16	546,785
				3,299,322

Investment Services - 4.45%
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A1	453,002	4.361%	06/11/41	457,184
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2 A1	509,542	3.432%	05/11/39	502,495
CS First Boston Mortgage Securities Corp. Series 2003-CK2 A1	285,799	3.006%	03/15/36	280,487
LB-UBS Commercial Mortgage Trust Series 2003-C1 A1	479,750	2.720%	03/15/27	469,787
Morgan Stanley Mortgage Loan Trust Series 2004-T13 A1	528,253	2.850%	09/13/45	515,874
				2,225,827

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost - $ 6,034,091)				6,014,857

CORPORATE SECURITIES - 19.63%
Automobiles - 0.61%
General Motors Acceptance Corp.	300,000	6.750%	01/15/06	306,628

Banks - 7.43%
Amsouth Bank	700,000	2.820%	11/03/06	690,250
HSBC Bank PLC	500,000	7.625%	06/15/06	529,734
Nationsbank / Bank of America Corp.	1,000,000	6.375%	02/15/08	1,070,522
Northern Trust Co.	490,000	7.300%	09/15/06	518,220
Suntrust Bank Central Florida	260,000	6.900%	07/01/07	278,840
Union Bank of Switzerland - New York	600,000	7.250%	07/15/06	630,560
				3,718,126
Conglomerates - 2.93%
General Electric Cap Corp	1,319,000	8.750%	05/27/07	1,466,674

Insurance - 1.05%
Allstate Life Global Fund	525,000	3.850%	01/25/08	525,077

Investment Services - 5.05%
Citigroup, Inc.	600,000	6.750%	12/01/05	617,082
Lehman Brothers Holdings, Inc.	775,000	8.250%	06/15/07	854,413
Morgan Stanley Dean Witter	900,000	10.000%	06/15/08	1,058,507
				2,530,002
Mortgage Banks - 1.53%
Abbey National PLC	750,000	6.690%	10/17/05	766,396

Utilities - 1.03%
Central Maine Power Co.	500,000	6.670%	01/30/06	514,349

TOTAL CORPORATE SECURITIES				9,827,252
(Cost - $ 9,858,606)

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.47%
U.S. Government Agency - 3.32%
Federal Home Loan Bank	750,000	5.490%	12/22/08	795,072
Freddie Mac	825,000	6.990%	07/26/06	869,098
				1,664,170
U.S. Treasury Obligations - 46.15%
United States Treasury Notes	23,250,000	2.875%	11/30/06	23,099,247

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS				24,763,417
(Cost - $ 24,867,544)

SHORT TERM INVESTMENT - 8.06%
Milestone Treasury Obligation Portfolio - Institutional Cl.	4,033,403			4,033,403
(Cost - $4,033,403)

Total Investments - 103.32%
(Cost - $ 51,882,478)				51,719,067
Liabilities in excess of other assets - (3.32%)				(1,660,034)
NET ASSETS - 100.00%				$ 50,059,033

*Non-income producing security.
PLC - Public Limited Company

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost				$ 11,542
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value				(174,953)
Net unrealized appreciation				$ (163,411)

Dunham Corporate / Government Bond Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Interest		Maturity	Market
Security	Principal	Rate		Date	Value
CORPORATE NOTES & BONDS - 43.61%
Aerospace / Defense - 1.09%
Goodrich Corp.	378,611	7.625%		12/15/12	$ 450,183

Auto / Rental Equipment - 0.42%
Hertz Corp.	169,989	6.350%		06/15/10	172,886

Automobiles - 0.92%
Daimlerchrysler NA Holding	96,584	2.940%	+	09/10/07	96,877
Ford Motor Co.	119,764	6.625%		10/01/28	110,452
General Motors Corp.	170,448	8.375%		07/15/33	171,637
					378,966
Banks - 4.08%
Bank of America Corp.	108,175	4.375%		12/01/10	108,771
Citigroup, Inc.- 144A	136,763	5.000%		09/15/14	138,850
Colonial Bank	16,226	9.375%		06/01/11	19,229
Colonial Capital II	52,542	8.920%		01/15/27	59,957
First Republic Bank	119,764	7.750%		09/15/12	128,147
HSBC Bank USA	200,000	5.875%		11/01/34	209,842
Royal Bank of Canada	145,000	4.125%		01/26/10	143,330
Swedish Export Credit	811,309	0.000%		06/05/07	761,735
Wachovia Corp.	119,765	4.875%		02/15/14	120,502
					1,690,363
Broadcasting / Cable TV - 5.48%
Chancellor Media	162,261	8.000%		11/01/08	180,338
Corus Entertainment, Inc.	40,178	8.750%		03/01/12	43,643
CSC Holdings, Inc.	224,076	10.500%		05/15/16	251,525
CSC Holdings, Inc.	204,760	7.625%		04/01/11	223,188
CSC Holdings, Inc.- 144A	81,131	6.750%		04/15/12	85,188
Echostar DBS Corp.	533,146	9.125%		01/15/06	579,796
Lenfest Communications, Inc.	132,900	10.500%		06/15/06	144,191
Liberty Media Corp.	75,000	5.700%		05/15/13	73,426
News America, Inc.- 144A	177,715	6.200%		12/15/34	183,324
Rogers Cable Inc.	69,541	7.875%		05/01/12	75,974
Rogers Cable Systems	108,174	10.000%		03/15/05	108,850
Time Warner, Inc.	248,030	9.125%		01/15/13	317,771
					2,267,214
Capital Goods - 0.45%
American Standard, Inc.	163,807	7.625%		02/15/10	186,691

Chemicals - 0.78%
Du Pont (EI) De Nemours & Co.	123,628	4.125%		04/30/10	123,913
United Agricultural Products- 144A	185,000	8.250%		12/15/11	199,338
					323,251
Conglomerates - 1.21%
Tyco International Group	274,299	6.375%		10/15/11	303,219
Tyco International Group- 144A	193,169	4.436%		06/15/07	195,407
					498,626
Construction Services - 2.69%
D. R. Horton, Inc.	128,264	7.500%		12/01/07	139,076
D. R. Horton, Inc.	185,442	5.625%		09/15/14	188,055
K Hovnanian Enterprises- 144A	189,305	6.250%		01/15/15	191,908
NVR, Inc.	273,527	5.000%		06/15/10	274,211
Toll Corp.	177,716	8.000%		05/01/09	183,936
Toll Corp.	123,628	8.250%		12/01/11	136,300
					1,113,486
Containers - 0.98%
Ball Corp.	135,218	7.750%		08/01/06	140,965
Ball Corp.	38,634	6.875%		12/15/12	41,145
Owens-Brockway	153,763	8.875%		02/15/09	166,256
Owens-Illinois, Inc.	57,951	7.150%		05/15/05	58,386
					406,752
Cruise Lines - 0.22%
Royal Carribean	30,906	7.250%		03/15/18	33,997
Royal Carribean	50,224	8.000%		05/15/10	56,753
					90,750
Finance - 2.48%
American General Finance	390,201	4.000%		03/15/11	378,833
Bear Stearns Co., Inc.	7,727	2.875%		07/02/08	7,453
General Electric Capital Corp.	127,491	3.750%		12/15/09	125,292
Goldman Sachs Group, Inc.	204,759	6.125%		02/15/33	219,250
Goldman Sachs Group, Inc.	61,814	5.250%		10/15/13	63,644
Merrill Lynch	204,759	4.125%		09/10/09	204,293
Morgan Stanley Dean Witter	23,180	6.750%		04/15/11	26,030
					1,024,795
Food - 1.08%
Dean Foods Co.	50,000	6.900%		10/15/17	51,250
Dean Foods Co.	140,627	8.150%		08/01/07	151,877
Kraft Foods, Inc.	227,939	5.625%		11/01/11	241,780
					444,907
Forestry - 0.43%
Tembec Industries, Inc.	177,715	8.500%		02/01/11	175,938

Hotels / Casinos - 0.93%
Hilton Hotels Corp.	154,536	7.625%		12/01/12	181,408
Park Place Entertainment Corp.	166,125	7.875%		12/15/05	171,732
Park Place Entertainment Corp.	27,044	7.875%		03/15/10	30,154
					383,294
Insurance - 2.38%
Endurance Specialty Holding	169,989	7.000%		07/15/34	181,453
Fund American Co., Inc.	173,852	5.875%		05/15/13	177,994
Protective Life	506,102	4.000%		04/01/11	494,541
Protective Life	130,000	2.720%	+	01/14/08	129,881
					983,869
Medical - 3.50%
Amgen, Inc.- 144A	139,082	4.850%		11/18/14	140,260
Cardinal Health, Inc.	96,584	6.750%		02/15/11	106,479
Coventry Health Care, Inc.- 144A	135,000	5.875%		01/15/12	137,025
Coventry Health Care, Inc.- 144A	90,000	6.125%		01/15/15	91,350
Fresenius Medical	171	7.875%		02/01/08	183,825
HCA, Inc.	135,218	5.750%		03/15/14	131,073
HCA, Inc.	19,317	6.375%		01/15/15	19,431
Owens & Minor, Inc.	139,082	8.500%		07/15/11	151,773
UnitedHealth Group, Inc.	374,748	3.300%		01/30/08	368,043
Wyeth	112,038	5.500%		02/01/14	116,715
					1,445,974
Oil - 2.15%
BP Capital Markets Plc	92,721	2.625%		03/15/07	91,164
Burlington Resources	3,863	0.000%		12/31/40	-
Conoco Phillips	270,436	5.900%		10/15/32	295,506
Kinder Morgan Energy	81,131	7.300%		08/15/33	97,100
Pioneer Natural Resources Co.	185,442	5.875%		07/15/16	195,152
Trans-Canada Pipelines	220,212	4.000%		06/15/13	210,168
					889,090
Paper / Paper Products - 1.80%
Abitibi Consolidated, Inc.	15,454	6.000%		06/20/13	14,565
Abitibi Consolidated, Inc.	200,122	8.300%		08/01/05	203,624
Bowater, Inc.	200,896	9.000%		08/01/09	223,623
Cascades, Inc.	146,808	7.250%		02/15/13	153,414
Norske Skog Canada LTD	142,945	8.625%		06/15/11	150,807
					746,033
Printing / Publishing - 0.49%
American Greetings Corp.	189,307	6.100%		08/01/28	201,139

Real Estate / REIT's - 1.13%
IStar Financial, Inc.	173,852	4.875%		01/15/09	175,810
LNR Property Corp.	150,672	7.250%		10/15/13	171,201
Security Capital Pacific Association	100,448	7.900%		02/15/16	118,337
					465,348
Retail - 1.55%
Omnicare, Inc.	270,436	8.125%		03/15/11	289,367
Wal Mart Stores, Inc.	328,387	4.125%		02/15/11	328,554
Yum! Brands, Inc.	17,771	7.700%		07/01/12	21,099
					639,020
Sovereign Agencies - 0.76%
Mexican UTD STS	166,125	6.750%		09/27/34	169,448
Poland	139,081	5.250%		01/15/14	145,061
					314,509
Technology - 0.66%
Fisher Scientifice Intl	73,404	8.000%		09/01/13	81,845
Hutchison Whamp International Ltd- 144A	177,715	6.250%		01/24/14	189,333
					271,178
Telecommunications - 3.25%
AT&T Wireless Services, Inc.	69,541	8.750%		03/01/31	95,647
Cincinnati Bell, Inc.	90,000	7.250%		07/15/13	93,600
Deutsche Telekom International Finance	154,535	8.250%		06/15/30	209,054
Intelsat Bermuda Ltd.- 144A	70,000	8.625%		01/15/15	72,888
Intelsat Bermuda Ltd.- 144A	45,000	8.250%		01/15/13	46,575
Nextel Communications, Inc.	173,852	6.875%		10/31/13	188,847
Nextel Communications, Inc.	115,000	5.950%		03/15/14	119,313
Sprint Capital Corp.	169,989	8.750%		03/15/32	230,220
Verizon Global	227,940	7.750%		12/01/30	288,167
					1,344,311
Tobacco - 0.47%
Altria Group, Inc.	177,716	7.000%		11/04/13	194,273

Utilities - 1.57%
Firstenergy Corp.	177,715	6.450%		11/15/11	192,857
Nisource Financial Corp.	339,977	7.625%		11/15/05	350,980
Pacific Gas & Electric	65,678	4.200%		03/01/11	64,920
Southern California Edison Co.	40,000	5.550%		01/15/36	40,902
					649,659
Waste Disposal - 0.66%
Waste Management, Inc.	251,120	6.500%		11/15/08	272,049

TOTAL CORPORATE NOTES & BONDS
(Cost - $17,487,727)					18,024,554

MORTGAGE BACKED SECURITIES - 14.81%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	189,066	7.109%		11/15/31	200,833
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB3	327,283	7.500%		08/25/34	345,127
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	383,439	8.000%		08/25/34	401,657
Countrywide Alternative Loan Trust Series 2004-5CB 1A1	388,135	6.000%		03/25/34	391,678
CS First Boston Mortgage Securities Corp. Series 2003-29 5A1	175,514	7.000%		12/25/33	181,736
CS First Boston Mortgage Securities Corp. Series 2004-1 2A1	561,638	6.500%		02/25/34	570,665
Master Alternative Loans Trust Series 2003-7 5A1	302,443	6.250%		11/25/33	307,456
Master Alternative Loans Trust Series 2004-1 3A1	294,356	7.000%		01/25/34	299,484
Master Alternative Loans Trust Series 2004-3 5A1	276,051	6.500%		03/25/34	286,058
Master Alternative Loans Trust Series 2004-3 6A1	488,312	6.500%		04/25/34	494,617
Master Alternative Loans Trust Series 2004-5 6A1	221,081	7.000%		06/25/34	226,663
Master Alternative Loans Trust Series 2004-6 6A1	775,179	6.500%		07/25/34	795,989
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	728,992	6.000%		04/25/34	747,673
Residential Asset Mortgage Products, Inc. Series 2004-SL1 A4	474,154	6.500%		11/25/31	481,034
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	374,016	8.500%		12/25/31	390,311

TOTAL MORTGAGE BACKED SECURITIES
(Cost - $6,190,356)					6,120,981

U.S. GOVERNMENT AND AGENCIES - 32.96%
Federal Home Loan Mortgage - 6.22%
Federal Home Loan Mortgage	126,720	5.500%		04/15/16	130,175
Federal Home Loan Mortgage	115,129	5.500%		09/15/17	119,048
Federal Home Loan Mortgage	365,984	5.500%		01/15/22	367,757
Federal Home Loan Mortgage	264,193	5.500%		09/15/21	265,593
Federal Home Loan Mortgage	243,121	5.500%		08/15/21	244,398
Federal Home Loan Mortgage	923,347	5.500%		08/15/21	928,325
Federal Home Loan Mortgage	212,486	5.000%		03/15/19	213,717
FGLMC	286,505	7.000%		01/01/33	303,142
					2,572,155
Federal National Mortgage Association - 18.39%
Federal National Mortgage Association	269,847	4.500%		01/01/35	263,548
Federal National Mortgage Association	186,572	7.000%		07/01/34	197,440
Federal National Mortgage Association	191,330	7.000%		12/01/34	202,485
Federal National Mortgage Association	6,975,000	0.000%		02/01/05	6,937,949
					7,601,422
United States Treasury Notes - 8.08%
United States Treasury Note	1,537,000	5.375%		02/15/31	1,719,339
United States Treasury Note	1,039,000	5.000%		02/15/11	1,104,668
United States Treasury Note	522,000	1.625%		02/28/06	514,435
					3,338,442
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $13,481,016)					13,512,019

SHORT TERM INVESTMENTS- 24.60%
Federal Home Loan Bank Discount Note	4,800,000			02/01/05	4,800,000
United States Treasury Bill	5,375,000			02/10/05	5,372,332
TOTAL SHORT TERM INVESTMENTS					10,172,332
(Cost - $10,172,332)

Total Investments - 115.71%
(Cost - $47,331,431)					47,829,886
Liabilities in excess of other assets - (15.71)%					(6,494,333)
NET ASSETS - 100.00%					$ 41,335,553

+ Adjustable rate note.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was and excess of value over cost					$ 808,957
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(310,502)
Net unrealized appreciation					$ 498,455

Dunham Real Estate Stock Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 97.76%

REITs - Apartments - 15.91%
Archstone-Smith Trust	12,300	$ 421,890
Camden Property Trust	11,200	507,472
Gables Residential Trust	6,200	207,452
United Dominion Realty Trust, Inc.	23,600	524,392
		1,661,206
REITs - Hotels - 12.28%
Host Marriott Corp.	26,500	424,000
Starwood Hotels & Resorts Worldwide, Inc.	11,200	648,368
Strategic Hotel Capital, Inc.	13,700	210,569
		1,282,937
REITs - Industrial/Office Mix - 3.48%
Liberty Property Trust	9,300	363,165

REITs - Office Property - 27.93%
Arden Realty, Inc.	12,400	418,128
Boston Properties, Inc.	8,900	514,242
Corporate Office Properties Trust	10,000	257,300
Maguire Properties, Inc.	12,900	305,085
Reckson Associates Realty Corp.	12,500	383,500
SL Green Realty Corp.	9,800	521,654
Trizec Properties, Inc.	29,200	517,132
		2,917,041
REITs - Regional Malls - 17.02%
General Growth Properties, Inc.	12,900	409,833
Macerich Co.	5,500	314,655
Mills Corp.	7,600	425,068
Simon Property Group, Inc.	10,600	628,580
		1,778,136
REITs - Shopping Centers - 11.30%
Developers Diversified Realty Corp.	8,900	353,775
Pan Pacific Retail Properties, Inc.	7,200	416,808
Regency Centers Corp.	8,300	410,020
		1,180,603
REITs - Storage - 1.56%
Public Storage, Inc.	3,100	162,781

REITs - Warehouses - 8.28%
AMB Property Corp.	9,100	338,793
ProLogis	13,800	526,332
		865,125
TOTAL COMMON STOCK
(Cost - $8,455,952)		10,210,994

SHORT TERM INVESTMENT - 3.12%
Milestone Treasury Obligation Portfolio - Institutional Cl.	325,521	325,521
(Cost - $325,521)

Total Investments - 100.88%
(Cost - $8,781,473)		10,536,515
Liabilities in excess of other assets - (0.88)%		(91,799)
NET ASSETS - 100.00%		$ 10,444,716

REIT - Real Estate Investment Trust

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,957,729
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(202,687)
Net unrealized appreciation		$ 1,755,042

Dunham Appreciation & Income Fund
Schedule of Investments (Unaudited)
January 31, 2005

					Market
Security	Shares				Value
COMMON STOCK - 43.28%

Broadcasting & Cable TV - 1.97%
XM Satellite Radio Holdings, Inc. *	12,549				$ 400,439

Building Products - 2.40%
American Standard Companies, Inc.	12,207				488,768

Capital Goods - 2.09%
Eaton Corp.	6,274				426,569

Communications - 8.39%
L-3 Communications Holdings, Inc.	6,132				437,886
Motorola, Inc.	27,784				437,320
Qualcomm, Inc.	10,124				377,018
Sprint Corp.	19,151				456,368
					1,708,592
Computer Software - 2.51%
Electronics Arts, Inc. *	7,965				512,468

Conglomerates - 2.11%
ITT Industries, Inc.	5,034				429,350

Cosmetics & Toiletries - 1.98%
Avon Products, Inc.	9,556				403,454

E-Commerce - 2.42%
Amazon.com, Inc. *	11,414				493,313

Insurance - 4.15%
Brown & Brown, Inc.	10,280				444,713
Prudential Financial, Inc.	7,441				401,144
					845,857
Internet - 6.01%
Symantec Corp. *	15,190				354,687
Verisign, Inc. *	17,278				446,464
Yahoo, Inc. *	12,052				424,351
					1,225,502
Medical - 2.53%
Quest Diagnostics, Inc.	5,400				514,620

Oil & Gas - 4.12%
Cabot Oil & Gas Corp. Cl. A	9,019				424,615
Exxon Mobil Corp.	8,050				415,380
					839,995
Retail-Restaurants - 2.29%
Starbucks Corp. *	8,638				466,452

Semiconductor - 0.31%
Freescale Semiconductor, Inc. Cl. B *	3,619				63,224

TOTAL COMMON STOCK
(Cost - $7,017,604)					8,818,603

		Dividend
PREFERRED STOCK - 8.20%		Rate

Auto & Truck Manufacturers - 2.08%
Ford Motor Co. Cap Trust II Convertible	8,541	6.500%			424,915

Banks - 2.03%
Capital One Financial Convertible	7,799	6.250%			413,347

Retail - Food - 1.95%
Albertson's, Inc. Convertible	16,022	7.250%			396,545

Utilities - 2.14%
CenterPoint Energy Inc.	12,053	3.200%			435,378

TOTAL PREFERRED STOCK
(Cost - $1,569,274)					1,670,185

		Interest		Maturity
		Rate		Date
CONVERTIBLE SECURITIES - 43.81%

Advertising - 2.35%
Omnicom Group, Inc.	475,000	0.000%		06/15/33	477,969

Aerospace & Defense - 2.47%
Armor Holdings, Inc.	468,000	2.000%	+	11/01/24	504,270

Banks - 2.42%
Providian Financial Corp.	354,000	4.000%		05/15/08	493,830

Business Services - 0.97%
CSG Systems International, Inc.	200,000	2.500%		06/15/24	197,250

Casinos & Gaming - 1.16%
Scientific Games Corp. 144A	220,000	0.750%		12/01/24	236,775

Computer Services - 2.42%
Electronic Data Systems	400,000	3.875%		07/15/23	409,000
Hutchinson Technology, Inc.	63,000	2.250%		03/15/10	84,105
					493,105
Computer Software - 1.04%
Serena Software, Inc.	186,000	1.500%		12/15/23	211,575

Communications - 0.95%
Lucent Technologies, Inc.	155,000	2.750%		06/15/23	194,138

Conglomerates - 2.01%
Tyco International Group	256,000	2.750%		01/15/18	408,960

Cruise Lines - 5.23%
Carnival Corp.	346,000	2.000%		04/15/21	522,460
Royal Caribbean Cruises	647,000	0.000%		05/18/21	542,671
					1,065,131
Energy Production - 2.28%
Massey Energy Co.	340,000	2.250%		04/01/24	464,950

Food Processing - 2.18%
Bunge Ltd Finance Corp.	251,000	3.750%		11/15/22	444,898

Furniture & Fixtures - 1.10%
Masco Corp.	450,000	0.000%		07/20/31	223,875

Medical - 10.65%
Advanced Medical Optics	433,000	2.500%		07/15/24	479,005
Celgene Corp.	319,000	1.750%		06/01/08	417,093
First Horizon Pharmaceutical	185,000	1.750%		03/08/24	189,394
Genzyme Corp. General Division	425,000	1.250%		12/01/23	446,250
Integra Lifesciences Holdings	165,000	2.500%		03/15/08	208,313
Medicis Pharmaceutical Corp.	397,000	1.500%		06/04/33	430,745
					2,170,800
Oil & Gas - 4.41%
Diamond Offshore Drilling, Inc.	390,000	1.500%		04/15/31	431,437
Halliburton Co.	373,000	3.125%		07/15/23	468,115
					899,552
Photographic Supplies - 2.17%
Eastman Kodak Co.	354,000	3.375%		10/15/33	442,500

TOTAL CONVERTIBLE SECURITIES
(Cost - $8,311,277)					8,929,577

SHORT TERM INVESTMENT - 2.23%
Milestone Treasury Obligation Portfolio Institutional Cl.	453,580				453,580
(Cost - $453,580)

Total Investments - 97.52%
(Cost - $17,351,735)					19,871,945
Other Assets less Liabilities - 2.48%					505,142
NET ASSETS - 100.00%					$ 20,377,087

*Non-income producing security.
+ Variable Rate Coupon
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,779,857
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(259,647)
Net unrealized appreciation					$ 2,520,210

Dunham International Stock Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 93.34%

Advertising - 3.25%
WPP Group PLC ADR	13,762	$ 746,726

Automobiles - 1.01%
Nissan Motor Co. Ltd. ADR	10,979	232,535

Commercial Banks - 15.48%
Banco Latinoamericano de Exportaciones SA	11,882	261,879
Banco Santander Central Hispano SA	51,589	610,298
DBS Group Holdings Ltd. ADR	12,258	473,362
HSBC Holdings PLC ADR	6,869	570,333
ICICI Bank Ltd. ADR	34,894	686,365
Mitsubishi Tokyo Financial Group, Inc. ADR	99,944	951,467
		3,553,704
Communications - 9.61%
PT Telekomunikasi Indonesia ADR	22,937	475,943
Telesp Cellular Participacoes SA ADR*	137,215	850,733
Vodafone Group PLC ADR	33,842	879,215
		2,205,891
Diversified Manufacturing - 2.06%
Siemens AG ADR	5,941	471,775

Diversified Operations - 1.65%
LVMH SA ADR	27,223	378,285

Electric Products - 5.35%
Hitachi Ltd. ADR	11,280	753,955
Pioneer Corp. ADR	27,299	473,911
		1,227,866
Food - 4.05%
Nestle SA ADR	14,162	929,436

Insurance - 2.64%
Allianz AG ADR	51,062	605,595

Investment Banking - 3.34%
Nomura Holdings, Inc. ADR	57,980	767,075

Leasing - 3.41%
Orix Corp. ADR	11,732	781,353

Machinery - 3.55%
Kubota Corp. ADR	30,156	815,117

Medical - 2.07%
Smith & Nephew PLC ADR	9,626	475,909

Multimedia - 1.97%
News Corp. Cl B	25,719	452,140

Music - 3.84%
EMI Group PLC ADR	88,212	880,973

Office Equipment - 1.74%
Canon, Inc. ADR	7,595	399,345

Oil & Gas - 6.80%
BP PLC ADR	4,151	247,483
China Petroleum and Chemical Corp. ADR	16,889	678,093
Precision Drilling Corp.*	9,325	635,965
		1,561,541
Pharmaceuticals - 1.87%
GlaxoSmithKline PLC ADR	9,626	429,030

Real Estate Management - 2.74%
Mitsubishi Estate Co. ADR	4,964	628,087

Retail - Misc. - 4.69%
Ito-Yokado Co. Ltd. ADR	11,806	473,587
Kingfisher PLC ADR	52,472	603,706
		1,077,293
Semiconductors - 2.73%
ARM Holdings PLC ADR	113,932	627,765

Software - 1.23%
SAP AG ADR	7,294	282,425

Telecommunication Equipment - 3.74%
Ericsson (LM) Tel. ADR*	29,300	859,369
Telequest, Inc.*	3,760	-
		859,369
Television - 4.52%
British Sky Broadcasting Group PLC	24,290	1,037,912

TOTAL COMMON STOCK
(Cost - $18,009,785)		21,427,147

SHORT TERM INVESTMENT - 6.61%
Milestone Treasury Obligation Portfolio - Institutional Cl.	1,518,019	1,518,019
(Cost - $1,518,019)

Total Investments - 99.95%
(Cost - $19,527,804)		22,945,166
Other assets less liabilities - 0.05%		11,295
NET ASSETS - 100.00%		$ 22,956,461

*Non-income producing security.
ADR - American Depositary Receipts
PLC - Public Limited Company

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 4,174,603
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(757,241)
Net unrealized appreciation		$ 3,417,362

Dunham Large Cap Value Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 95.50%
Aerospace & Defense - 4.68%
Boeing Co.	9,833	$ 497,550
Honeywell International, Inc.	22,072	794,151
United Technologies Corp.	3,708	373,321
		1,665,022
Air Courier - 1.00%
Fedex Corp.	3,708	354,670

Banks - 16.39%
Bank of America Corp.	15,141	702,088
Citigroup, Inc.	21,210	1,040,351
JPMorgan Chase & Co.	27,602	1,030,383
Riggs National Corp. *	46,054	1,005,819
Suntrust Banks, Inc.	5,414	389,916
U.S. Bancorp	32,007	961,810
UnionBanCal Corp.	11,124	685,016
		5,815,383
Building & Construction Products - 1.15%
Masco Corp.	11,124	409,363

Communications - 2.03%
AT&T Corp.	37,526	720,124

Computer Peripherals - 2.05%
Hewlett Packard Co.	37,155	727,866

Computer Services - 1.27%
Sungard Data Systems, Inc.*	16,687	448,713

Conglomerates - 6.18%
Emerson Electric Co.	8,826	593,460
Fortune Brands, Inc.	14,367	1,206,541
General Electric Co.	10,827	391,180
		2,191,181
Consumer Financial Services - 1.82%
Fannie Mae	10,000	645,800

Electric Utilities - 4.53%
Exelon Corp.	20,764	918,807
FPL Group, Inc.	4,968	380,748
TXU Corp.	4,450	307,940
		1,607,495
Food Processing - 3.74%
Dean Foods Co. *	8,900	313,547
General Mills, Inc.	10,975	581,565
Sara Lee Corp.	18,392	431,844
		1,326,956
Industrial Equipment - 1.12%
Ingersoll-Rand Co. Cl. A	5,340	397,189

Insurance - 4.40%
Allstate Corp.	8,232	415,222
American International Group	7,490	496,512
Hartford Financial Services Group, Inc.	9,640	648,676
		1,560,410
Investment Services - 2.06%
Merrill Lynch & Co., Inc.	12,014	721,681
Piper Jaffray Companies, Inc.*	230	9,103
		730,784
Management Investment Companies - 0.90%
John Hancock Bank & Thrift Opportunity Fund	31,148	317,710

Medical - 4.32%
Laboratory Corp of America Holdings *	12,802	612,576
Pfizer, Inc.	23,499	567,736
Universal Health Services, Inc.	8,157	351,077
		1,531,389
Metals - 1.54%
Alcoa, Inc.	18,540	547,115

Oil - 13.33%
Apache Corp.	28,432	1,547,269
ChevronTexaco Corp.	17,206	936,007
ConocoPhillips	14,462	1,341,929
Marathon Oil Corp.	23,287	901,906
		4,727,111
Printing & Publishing - 0.98%
R. R. Donnelley & Sons Co.	10,382	347,278

Railroads - 1.21%
Burlington Northern Santa Fe Corp.	8,900	428,802

Retail-Apparel - 1.12%
Gap, Inc.	18,021	396,642

Retail-Auto Parts - 1.42%
Autozone, Inc.*	5,636	503,013

Retail-Building Products - 2.78%
Home Depot, Inc.	16,687	688,506
Lowe's Companies, Inc.	5,191	295,835
		984,341
Retail-Jewelry - 1.39%
Zale Corp. *	18,540	492,422

Retail-Office Supplies - 1.81%
Office Depot, Inc.*	37,080	641,113

Retail-Restaurant/Specialty - 4.76%
McDonald's Corp.	22,026	713,422
Outback Steakhouse, Inc.	21,211	976,767
		1,690,189
Savings & Loans - 1.52%
Washington Mutual, Inc.	13,349	538,632

Semiconductors - 2.50%
Intel Corp.	39,528	887,404

Steel - 1.43%
Nucor Corp.	9,048	508,136

Tobacco - 2.07%
Altria Group, Inc.	11,495	733,726

TOTAL COMMON STOCK - 95.50%
(Cost - $28,414,059)		33,875,979

SHORT TERM INVESTMENT - 3.51%
Milestone Treasury Obligation Portfolio - Institutional Cl.	1,243,849	1,243,849
(Cost - $1,243,849)

Total Investments - 99.01%
(Cost - $29,657,908)		35,119,828
Other assets in excess of liabilities - 0.99%		351,567
NET ASSETS - 100.00%		$ 35,471,395

*Non-income producing security.

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 5,938,525
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(476,605)
Net unrealized appreciation		$ 5,461,920

Dunham Small Cap Value Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 90.36%

Auto & Truck Parts - 1.00%
Modine Manufacturing Co.	6,230	$ 196,432

Broadcasting - 5.72%
Gray Television, Inc.	26,252	379,604
Lin TV Corp. - Cl. A*	19,759	367,715
Saga Communications, Inc. - Cl. A*	21,993	373,881
		1,121,200
Commercial Banks - 9.12%
Alabama National Bancorp	1,331	82,855
Financial Institutions, Inc.	7,111	164,904
First Republic Bank	9,253	466,814
First State Bancorporation	6,711	253,743
Hanmi Financial Corp.	9,510	337,890
Sterling Bancorp	17,701	480,582
		1,786,788
Commercial Services - 4.31%
Arbitron, Inc.*	9,394	384,215
G & K Services, Inc.	10,315	459,946
		844,161
Communications - 0.23%
Iowa Telecommunications Services, Inc.*	2,205	44,651

Construction Products - 2.45%
Trex Company, Inc.*	9,799	480,641

Consumer Products - Misc - 1.67%
Fossil, Inc.*	7,980	222,642
Revlon, Inc.- Cl. A*	44,006	105,614
		328,256
Direct Marketing - 1.59%
Advo, Inc.	8,477	311,784

Diversified Manufacturing - 3.92%
Actuant Corp.- Cl. A*	10,870	567,957
AZZ, Inc.*	12,132	196,902
		764,859
Electronic Components - 1.47%
Bel Fuse, Inc. - Cl. B	8,659	287,392

Energy - 4.38%
Headwaters, Inc.*	14,339	455,980
St. Mary Land & Exploration Co.	2,699	116,084
Unit Corp.*	7,865	287,387
		859,451
Environmental Monitoring - 1.19%
Mine Safety Appliances Co.	4,784	234,225

Fiduciary Banks - 2.51%
Boston Private Financial Holdings, Inc.	17,682	492,267

Finance - Other - 0.93%
eSPEED, Inc.- Cl. A*	16,878	181,776

Gambling - 1.57%
Pinnacle Entertainment, Inc.*	17,024	307,283

Healthcare - 0.85%
CorVel Corp.*	6,949	156,353
LabOne, Inc. *	300	10,065
		166,418
Instruments - Scientific - 1.59%
Dionex Corp.*	5,280	312,523

Investment Banks - 2.88%
GFI Group, Inc.*	200	5,248
Jefferies Group, Inc.	8,689	338,871
Piper Jaffray Companies, Inc.*	5,591	221,292
		565,411
Lasers - 3.40%
Coherent, Inc.*	6,948	208,440
Excel Technology, Inc.*	9,041	209,751
II-VI, Inc.*	6,681	247,531
		665,722
Leisure Products - 1.69%
Marine Products Corp.	13,100	331,823

Machinery - 6.99%
Baldor Electric Co.	17,249	483,489
Global Power Equipment Group, Inc.*	42,589	407,151
Idex Corp.	12,418	478,714
		1,369,354
Metal Processors - 2.17%
Kaydon Corp.	13,682	424,552

Oil Field Services - 3.99%
RPC, Inc.	15,577	401,731
W-H Energy Services, Inc.*	16,827	380,290
		782,021
Pharmaceutical - 2.85%
Taro Pharmaceutical Industries Ltd.*	7,916	237,797
Valeant Pharmaceuticals International	12,817	320,040
		557,837
Plastics - 1.73%
Spartech Corp.	14,640	339,941

Research & Development - 0.01%
PRA International*	78	1,888

Retail-Apparel - 1.96%
Carter's, Inc.*	10,514	384,392

Retail-Mail Order - 2.28%
Coldwater Creek, Inc.*	16,373	446,655

Retail-Restaurant/Specialty - 1.60%
RARE Hospitality International, Inc.*	9,984	314,496

Semiconductor - 3.39%
Actel Corp.*	18,005	304,465
Micrel, Inc.*	25,326	218,817
PortalPlayer, Inc.*	78	1,601
Zilog, Inc.*	19,669	139,670
		664,553
Semiconductor Equipment - 1.81%
Mykrolis Corp.*	26,835	353,955

Software - 3.05%
Ansoft Corp.*	15,117	309,293
Dendrite International, Inc.*	15,936	288,282
		597,575
Transportation - Trucking - 6.08%
Knight Transportation, Inc.	13,392	329,443
Landstar System, Inc.*	13,604	473,147
Marten Transport Ltd.*	16,390	388,279
		1,190,869

TOTAL COMMON STOCK
(Cost - $13,802,105)		17,711,152

SHORT TERM INVESTMENT - 6.20%
Milestone Treasury Obligation Portfolio - Institutional Cl.		1,215,204
(Cost - $1,215,204)

Total Investments - 96.58%
(Cost - $15,017,309)		18,926,356
Other assets - 3.42%		671,066
NET ASSETS - 100.00%		$ 19,597,422

*Non-income producing security.

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 4,585,543
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(676,496)
Net unrealized appreciation		$ 3,909,047

Dunham Large Cap Growth Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 98.79%

Communications - 2.00%
Juniper Networks, Inc. *	27,200	$ 683,536

Computer Hardware - 7.20%
Dell, Inc. *	34,863	1,455,879
EMC Corp. *	76,284	999,321
		2,455,200
Conglomerates - 3.13%
Tyco International Ltd.	29,519	1,066,817

Cosmetics / Toiletries - 6.69%
Gillette Co.	23,225	1,177,972
Proctor & Gamble Co.	20,700	1,101,861
		2,279,833
E -Commerce - 2.18%
eBay, Inc. *	9,116	742,954

Electronic Equipment - 3.23%
Amphenol Corp. Cl. A	28,039	1,102,774

Finance - 3.87%
Goldman Sachs Group, Inc.	12,235	1,319,545

Food Processing - 2.99%
Bunge Ltd.	18,067	1,021,508

Industrials - 2.99%
Parker Hannifin Corp.	15,642	1,019,233

Medical - 17.31%
Abbott Laboratories	36,892	1,660,878
Amgen, Inc. *	21,000	1,307,040
Covance, Inc. *	29,795	1,266,288
Express Scripts, Inc. Cl. A *	8,771	650,721
Medtronic, Inc.	19,396	1,018,096
		5,903,023
Metals - 4.46%
Alcan, Inc.	21,042	836,840
Precision Castparts Corp.	9,724	683,597
		1,520,437
Multimedia - 8.54%
DreamWorks Animation SKG, Inc. *	25,060	885,370
Time Warner, Inc.*	51,000	918,000
Viacom, Inc. Cl. B	29,748	1,110,790
		2,914,160

Oil - 5.68%
BJ Services Co.	13,905	668,135
Transocean, Inc. *	10,132	445,808
XTO Energy, Inc.	22,885	821,800
		1,935,743
Recreational Activities - 2.40%
Royal Caribbean Cruises Ltd.	15,458	819,274

Retail - 1.85%
Best Buy Co., Inc.	11,707	629,719

Scientific & Technical Instruments - 8.67%
Danaher Corp.	11,023	604,942
Gen-Probe, Inc. *	30,498	1,488,608
Thermo Electron Corp *	28,811	862,601
		2,956,151
Software - 6.34%
Electronic Arts, Inc. *	10,600	682,004
Microsoft Corp.	56,368	1,481,351
		2,163,355
Semiconductors - 7.83%
Intel Corp.	47,616	1,068,979
Marvell Technology Group Ltd. *	19,576	654,817
Texas Instruments, Inc.	40,772	946,318
		2,670,114
Transportation - 1.43%
Norfolk Southern Corp.	14,000	488,880

TOTAL COMMON STOCK - 98.79%
(Cost - $30,653,938)		33,692,256

SHORT TERM INVESTMENT - 2.51%
Milestone Treasury Obligation Portfolio - Institutional Cl.	855,413	855,413
(Cost - $855,413)

Total Investments - 101.30%
(Cost - $31,509,351)		34,547,669
Liabilities in excess of other assets - (1.30)%		(441,719)
NET ASSETS - 100.00%		$ 34,105,950

*Non -income producing security.

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 3,535,116
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(496,798)
Net unrealized appreciation		$ 3,038,318

Dunham Emerging Markets Stock Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 95.86%

Advertising - 1.37%
Cheil Communications, Inc.	1,257	$ 188,074

Banks - 5.45%
African Bank Investments Ltd.	83,787	236,682
FirstRand Ltd.	129,488	296,540
Turkiye Is Bankasi	36,229	213,526
		746,748
Building Materials - 3.46%
Corporacion GEO S.A. de C.V. *	198,041	474,931

Commercial Services - 0.75%
Rotary Engineering Ltd.	380,849	103,663

Commodities Trading - 2.57%
Noble Group Ltd.	380,848	353,562

Computer Systems - 5.96%
Advantech Co. Ltd.	248,324	573,174
Asia Vital Components Co. Ltd.	304,679	244,161
		817,335
Conglomerates - 8.30%
Itausa Investimentos Itau S.A.	315,519	543,437
Bidvest Group Ltd.	31,991	429,163
Multi-Purpose Holdings Berhad *	616,974	167,196
		1,139,796
Cosmetics & Toiletries - 2.80%
Beauty China Holdings Ltd.	662,394	384,988

Electronic Equipment - 4.81%
Korea Tronics, Inc.	26,659	163,819
Samsung Electronics Co. Ltd.	1,029	496,871
		660,690
Food Distribution - 1.02%
Grupo Modelo S.A. de C.V.	49,510	133,298
Yantai North Andre Juice Co. Ltd.	60,174	7,263
		140,561
Gaming Services - 1.47%
Dreamgate Corp. Berhad *	190,423	90,234
Kangwon Land, Inc.	8,984	112,212
		202,446
Home Furnishings - 1.00%
Chitaly Holdings Ltd.	178,999	137,538

Industrial Automation - 2.76%
SFA Engineering Corp.	17,519	378,949

Machinery - 1.39%
Chen Hsong Holdings Ltd.	316,104	191,540

Medical - 0.70%
Teva Pharmaceutical Industries Ltd. ADR	3,351	96,274

Metal Processing - 3.58%
Taewoong Co. Ltd. *	30,468	210,581
Waffer Technology Co. Ltd.	234,259	281,304
		491,885
Mining - 1.39%
Yanzhou Coal Mining Co.	134,059	190,869

Office Furnishings - 0.96%
Taiwan Fu Hsing Industrial Co. Ltd.	118,063	132,060

Oil & Gas - 3.61%
Petroleo Brasilerio S.A. ADR	12,187	495,402

Paper - 0.91%
Votorantim Celulose e Papel S.A. ADR	8,569	125,365

Precious Metals - 5.62%
Caemi Mineracao e Metalurgia S.A. *	380,848	350,523
Companhai Vale do Rio Doce	16,758	421,631
		772,154
Real Estate - 3.39%
Asian Property Development Public Co. Ltd.	2,380,301	277,784
Bandar Raya Developments Berhad	190,425	97,754
Midland Realty Holdings Ltd.	183,569	89,477
		465,015
Recycling Services - 4.39%
Citiraya Industries Ltd.	475,380	250,964
Insun ENT Co. Ltd. *	17,090	351,481
		602,445
Retail-Automobiles - 4.72%
Hyundai Mobis	5,332	365,140
PT Astra International Tbk	258,977	283,665
		648,805
Retail-Other - 1.82%
Linmark Group Ltd.	650,000	249,831

Rubber Manufacturer - 2.68%
First Engineering Ltd.	213,275	173,353
Top Glove Corp.	80,702	195,369
		368,722
Semiconductors - 5.38%
From30 Co. Ltd. *	22,850	344,271
Jusung Engineering Co. Ltd. *	20,566	269,504
MediaTek, Inc.	21,327	125,192
		738,967
Steel - 1.94%
Grupo Industrial Saltillo S.A. de C.V.	92,851	163,899
POSCO ADR	2,285	102,825
		266,724
Telecommunications - 7.31%
Compania Anonmia Nacional Telefonos de Venezuela	14,854	294,258
Philippine Long Distance Telephone Co. ADR	6,856	178,256
Shin Corporation Public Co. Ltd.	289,445	330,278
True Corporation Public Co. Ltd. *	761,697	201,927
		1,004,719
Textiles - 2.43%
Weiqiao Textile Co. Ltd.	219,957	334,269

Tools - 0.86%
Basso Industry Corp.	53,319	118,095

Transportation - 1.06%
Berlian Laju Tanker Tbk PT	1,850,000	139,060
Wan Hai Lines Ltd.	7,102	7,039
		146,099

TOTAL COMMON STOCK - 95.86%
(Cost - $ 9,873,922)		13,168,521

WARRANTS - 0.10%
Lippo Bank Certificates of Entitlement	1,645,265	-
Major Cineplex Group, due 2/2/2007 *	104,733	6,790
Multi-Purpose Holdings Berhad, due 2/26/2009 *	38,085	4,502
Quality House Pub Co., due 9/11/2008 *	289,444	2,852
Total Warrants (Cost - $ 1,057)		14,144

SHORT TERM INVESTMENT - 3.62%
Milestone Treasury Obligation Portfolio - Institutional Cl.	497,333	497,333
(Cost - $497,333)

Total Investments - 99.58%
(Cost - $10,372,312)		13,679,998

Other assets in excess of liabilities - 0.42%		57,048
NET ASSETS - 100.00%		$ 13,737,046

*Non-income producing security.
ADR - American Depositary Receipts

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 3,796,976
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(489,290)
Net unrealized appreciation		$ 3,307,686

Dunham Small Cap Growth Fund
Schedule of Investments (Unaudited)
January 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 92.20%

Advertising Services - 2.16%
Greenfield Online, Inc.*	10,696	$ 195,309
Ventiv Health, Inc.*	11,127	260,261
		455,570
Aerospace & Defense - 0.95%
Argon ST, Inc.*	6,145	200,696

Air Freight - 1.09%
EGL, Inc.*	7,571	228,871

Auction House - 0.47%
Greg Manning Auctions, Inc.*	8,558	99,273

Auto & Truck Parts - 1.03%
Commercial Vehicle Group, Inc.*	11,390	216,410

Commercial Banks - 4.48%
Mercantile Bank Corp.	5,745	249,046
Signature Bank*	7,571	230,386
Texas Capital Bancshares, Inc.*	9,300	220,503
Wintrust Financial Corp.	4,375	242,725
		942,660
Commercial Services - 3.34%
Diebold, Inc.	3,600	193,824
iPayment Holdings, Inc.*	4,125	193,710
Providence Service Corp.*	5,821	118,166
QC Holdings, Inc.*	11,390	198,186
		703,886
Communications - 2.10%
AudioCodes Ltd.*	13,555	206,985
SafeNet, Inc.*	6,945	235,713
		442,698
Computer Services - 4.76%
Acxiom Corp.	8,100	186,948
Anteon International Corp.*	5,112	175,444
Cognizant Technology Solutions Corp.*	5,316	201,476
Ness Technologies, Inc.*	15,746	208,792
RightNow Technologies, Inc.*	14,400	229,968
		1,002,628
Construction Products & Services - 3.99%
Bucyrus International, Inc.	5,695	209,007
Champion Enterprises, Inc.*	18,187	196,238
Interline Brands, Inc.*	11,900	217,770
Joy Global, Inc.	7,787	217,477
		840,492
E-Commerce - 1.95%
Arbinet-thexchange, Inc.*	9,000	219,600
Shopping.com Ltd.*	8,535	189,989
		409,589
Electronic Equipment - 2.05%
American Science and Engineering, Inc.*	5,570	211,103
Garmin Ltd.	4,000	220,000
		431,103
Food Processing - 2.16%
Peet's Coffee & Tea, Inc.*	8,500	215,560
United Natural Foods, Inc.*	7,600	240,236
		455,796
Footwear - 1.04%
Wolverine World Wide, Inc.	6,945	218,281

Identification Systems - 1.02%
Cogent, Inc.*	7,100	215,130

Insurance - 4.63%
Centene Corp.*	6,440	216,062
Pacificare Health Systems, Inc.*	3,900	239,967
Seabright Insurance Holdings*	1,600	19,040
Tower Group, Inc.	22,156	260,111
WellCare Health Plans, Inc.*	6,861	241,507
		976,687
Internet - 3.42%
Blue Coat Systems, Inc.*	8,200	211,150
Equinix, Inc.*	3,409	142,974
F5 Networks, Inc.*	3,200	153,408
Harris Interactive, Inc.*	28,521	212,767
		720,299
Investment Services - 2.08%
Affiliated Managers Group, Inc.*	3,403	215,784
GFI Group, Inc.*	8,500	223,040
		438,824
Medical - 15.07%
Candela Corp.*	9,500	117,135
Charles River Laboratories International, Inc.*	3,900	184,782
CTI Molecular Imaging, Inc.*	18,961	279,295
Foxhollow Technologies, Inc.*	8,000	225,600
Hologic, Inc.*	10,140	361,998
Inamed Corp.*	3,750	259,500
Intralase Corp*	5,696	131,008
Intuitive Surgical, Inc.*	5,220	208,278
Laserscope, Inc.*	14,195	419,462
Palomar Medical Technologies, Inc.*	9,600	240,000
Psychiatric Solutions, Inc.*	6,946	245,888
Symmetry Medical, Inc.*	10,600	213,590
Ventana Medical Systems, Inc.*	4,306	289,708
		3,176,244
Oil & Gas Exploration - 2.07%
Spinnaker Exploration Co.*	6,696	219,562
Ultra Petroleum Corp.*	4,200	216,426
		435,988
Pharmaceutical - 1.23%
Pharmaceutical Product Development, Inc.*	6,276	260,140

Plastics - 1.07%
PolyOne Corp.*	25,976	224,692

Real Estate Management - 1.18%
CB Richard Ellis Group, Inc.*	7,082	247,799

Recreational Activities - 1.00%
Life Time Fitness, Inc.*	8,086	211,449

Resorts / Theme Parks - 2.64%
Great Wolf Resorts, Inc.*	11,200	234,864
Kerzner International Ltd.*	5,320	320,956
		555,820
Retail-Apparel - 0.59%
Carter's, Inc.*	3,420	125,035

Retail-Auto Parts - 0.94%
Advance Auto Parts, Inc.*	4,600	198,260

Retail-Mail Order - 2.67%
Celebrate Express, Inc.*	16,086	345,849
MSC Industrial Direct Co., Inc.	6,276	217,275
		563,124
Retail-Restaurant/Specialty - 3.85%
Buffalo Wild Wings, Inc.*	2,700	109,323
Cheesecake Factory, Inc.*	6,400	207,168
P.F. Chang's China Bistro, Inc.*	3,815	212,076
Texas Roadhouse, Inc.*	8,766	281,739
		810,306
Retail-Other - 4.18%
Guitar Center Management, Inc.*	4,376	250,526
Medco Health Solutions, Inc.*	4,700	200,079
Tractor Supply Co.*	12,016	430,173
		880,778
Schools / Daycare - 2.30%
Bright Horizons Family Solutions, Inc.*	3,100	181,660
Educate, Inc.*	23,406	304,044
		485,704
Semiconductors - 4.99%
Marvell Technology Group Ltd.*	6,600	220,770
MIPS Technologies, Inc.*	2,300	25,967
Nvidia Corp.*	9,300	213,156
Sigmatel, Inc.*	5,300	208,873
Volterra Semiconductor Corp.*	12,100	216,106
ZiLOG, Inc.*	23,613	167,676
		1,052,548
Software - 4.04%
MicroStrategy, Inc. Cl. A*	4,862	353,467
Niku Corp.*	13,891	273,653
Verint Systems, Inc.*	5,893	224,700
		851,820
Toys - 0.98%
Jakks, Pacific, Inc.*	9,465	206,526

Transportation - Trucking - 0.68%
Quality Distribution, Inc.*	16,461	143,869

TOTAL COMMON STOCK
(Cost - $16,236,602)		19,428,996

SHORT TERM INVESTMENT - 6.32%
Milestone Treasury Obligation Portfolio - Institutional Class		1,332,056
(Cost - $1,332,056)

Total Investments - 98.52%
(Cost - $17,568,658)		20,761,052
Other assets - 1.48%		312,797
NET ASSETS - 100.00%		$ 21,073,849

*Non-income producing security.

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 3,522,017
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(329,623)
Net unrealized appreciation		$ 3,192,394

Security Valuation and Transactions
U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). In the absence of a last sale price, securities are valued using the last available bid price.
U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type. Money market funds are valued at original cost, which approximates fair value.

- Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.
- Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (“Trustees”).
- Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date  03/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date 03/31/2005

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date 03/31/2005